INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Goodwill	$ 5,024	$ 4,551
Operating segments | Pipelines
Disclosure of operating segments [line items]
Goodwill	3,089	2,716
Operating segments | Facilities
Disclosure of operating segments [line items]
Goodwill	442	396
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Goodwill	$ 1,493	$ 1,439